Defined benefit plans (Detail 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Swiss defined benefit plan
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation	14 years 1 month 6 days	13 years 4 months 24 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 811	$ 702
Benefits expected to be paid between 1 and 3 years	1,627	1,445
Benefits expected to be paid between 3 and 6 years	2,552	2,183
Benefits expected to be paid between 6 and 11 years	4,233	3,751
Benefits expected to be paid between 11 and 16 years	3,878	3,519
Benefits expected to be paid in more than 16 years	$ 13,751	$ 13,243
UK defined benefit plan
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation	14 years 6 months	13 years 8 months 12 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 137	$ 107
Benefits expected to be paid between 1 and 3 years	256	234
Benefits expected to be paid between 3 and 6 years	415	384
Benefits expected to be paid between 6 and 11 years	721	667
Benefits expected to be paid between 11 and 16 years	723	667
Benefits expected to be paid in more than 16 years	$ 2,703	$ 2,570
US and German defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation	7 years 9 months 18 days	7 years 10 months 24 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 133	$ 123
Benefits expected to be paid between 1 and 3 years	235	232
Benefits expected to be paid between 3 and 6 years	336	335
Benefits expected to be paid between 6 and 11 years	502	502
Benefits expected to be paid between 11 and 16 years	376	388
Benefits expected to be paid in more than 16 years	$ 417	$ 516